Employee Benefits (Details) - Schedule of Employee Turnover, Disability and Early Retirement Rates	Dec. 31, 2023	Dec. 31, 2022
From 0 to less than 5 [Member]
Employee Benefits (Details) - Schedule of Employee Turnover, Disability and Early Retirement Rates [Line Items]
Employee turnover	22.27%	20.56%
From 5 to less than 10 [Member]
Employee Benefits (Details) - Schedule of Employee Turnover, Disability and Early Retirement Rates [Line Items]
Employee turnover	10.84%	10.01%
From 10 to less than 15 [Member]
Employee Benefits (Details) - Schedule of Employee Turnover, Disability and Early Retirement Rates [Line Items]
Employee turnover	6.38%	5.89%
From 15 to less than 20 [Member]
Employee Benefits (Details) - Schedule of Employee Turnover, Disability and Early Retirement Rates [Line Items]
Employee turnover	4.76%	4.39%
From 20 to less than 25 [Member]
Employee Benefits (Details) - Schedule of Employee Turnover, Disability and Early Retirement Rates [Line Items]
Employee turnover	3.65%	3.37%
25 and more [Member]
Employee Benefits (Details) - Schedule of Employee Turnover, Disability and Early Retirement Rates [Line Items]
Employee turnover	2.76%	2.54%